UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    August 23, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107        229         4800   X                          4800
Apache Corp              Common    037411105      33620       492604   X                        492604
BJ Services              Common    055482103      25944       696300   X                        696300
Baker Hughes Inc         Common    057224107      22992       280900   X                        280900
Bois d'Arc Energy        Common    09738U103      22485      1365181   X                       1365181
Canadian Natural Resour  Common    136385101      23001       415325   X                        415325
Chevron Corp             Common    166764100      58305       939502   X                        939502
Complete Production Ser  Common    20453E109       2338        98900   X                         98900
Comstock Resources, Inc  Common    205768203      10418       348900   X                        348900
ConocoPhillips           Common    20825C104      37056       565488   X                        565488
Denbury Resources Inccm  Common    247916208       1628        51400   X                         51400
Devon Energy Corp        Common    25179M103      43599       721712   X                        721712
Endeavour International  Common    29259G101        530       221600   X                        221600
Exxon Mobil Corp         Common    30231G102      98841      1611094   X                       1611094
GlobalSantaFe Corp       Common    G3930E101      11307       195800   X                        195800
Halliburton Co           Common    406216101      42237      1138312   X                       1138312
Hercules Offshore        Common    427093109      11130       318000   X                        318000
Hess Corporation         Common    42809H107      44106       834552   X                        834552
Kerr McGee Corp          Common    492386107      25084       361700   X                        361700
National-Oilwell Varco,  Common    637071101      33101       522758   X                        522758
Noble Energy Inc         Common    655044105      16870       360000   X                        360000
Occidental Petroleum Co  Common    674599105      14562       284000   X                        284000
Petrohawk Energy Corpcm  Common    716495106        626        49700   X                         49700
Range Resouces Corp      Common    75281A109      17218       633250   X                        633250
Schlumberger LTD         Common    806857108      43064       661400   X                        661400
Southern Union Company   Common    844030106      23470       867315   X                        867315
Southwestern Energy Co   Common    845467109        838        26900   X                         26900
Talisman Energy, Inc     Common    87425E103      21431      1226055   X                       1226055
Transocean Inc           Common    G90078109      26757       333129   X                        333129
Valero Energy Corp       Common    91913Y100      14634       220000   X                        220000
Western Refining, Inc.   Common    959319104        641        29700   X                         29700
Willbros Group, Inc.     Common    969199108      19761      1043353   X                       1043353
Williams Companies       Common    969457100      19948       853950   X                        853950
XTO Energy Inc           Common    98385X106      35111       793100   X                        793100

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  802,882